Income taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income taxes
9.	Income taxes

(a)

Income tax expense reported differs from the amount computed by applying the combined Canadian federal and provincial income tax rates, applicable to the Company, to the loss before the tax provision due to the following:

	2012	2011
	$	$

Loss before tax	(3,566,641)	(2,967,411)
Statutory tax rate	25.75%	27.50%
Expected income tax recovery	(918,000)	(816,000)

Changes attributable to:
Non-deductible expenses	127,000	123,000
Difference in tax rates between Canada and foreign jurisdictions	(8,000)	167,000
Tax effect of tax losses and temporary differences not recognized	783,000	651,000
Effect of change in future tax rates and others	16,000	(125,000)
Income tax expense	-	-

(b)	The deductible temporary differences and unused tax losses of the Company are attributable to the following:

	2012	2011
	$	$

Non-capital losses	60,465,925	60,762,821
Share issue costs	1,418,660	1,289,061
Equipment	189,558	163,183
	62,074,143	62,215,065
Mineral interests	(50,343,573)	(41,671,524)
Unrecognized deductible temporary differences	11,730,570	20,543,541

Deferred tax assets are recognized to the extent that the realization of the related tax benefits through future taxable profit is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arise. No deferred tax assets were recognized during the year ended June 30, 2012 and June 30, 2011.

(c)	Expiry dates of unused tax losses

At June 30, 2012, the Company has non-capital operating losses of approximately $17,895,000 (2011 - $15,288,000) for deduction against future taxable income in Canada. The operating losses expire as follows:

$

2014	1,132,000
2025	1,244,000
2026	1,805,000
2027	3,346,000
2028	2,202,000
2029	1,443,000
2030	1,676,000
2031	2,438,000
2032	2,609,000
17,895,000

At June 30, 2012, the Company has losses of approximately $42,617,000 (2011 -$41,829,000) for deduction against future taxable income in Mexico. These losses expire as follows:

$

2012	439,000
2013	1,146,000
2014	3,701,000
2015	5,517,000
2016	9,811,000
2017	4,461,000
2018	4,473,000
2019	2,275,000
2020	2,291,000
2021	7,878,000
2022	625,000
42,617,000

Tax losses in Mexico have been calculated according to tax laws which are substantively enacted as at June 30, 2012. The Company has not recognized losses where uncertainty exists with respect to the recognition of these losses.